REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS	12 Months Ended
Sep. 30, 2013
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS

5.                      REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS

Real estate acquired in settlement of loans at September 30, 2013 and 2012 is summarized as follows:

	2013	2012

Residential real estate	$5,162,875	$2,798,934
Commercial real estate	3,069,637	15,860,009
	8,232,512	18,658,943
Less allowance for losses	(1,837,800)	(4,706,775)
Total	$6,394,712	$13,952,168

Activity in the allowance for losses on real estate acquired in settlement of loans for the years ended September 30, 2013, 2012 and 2011 is summarized as follows:

	2013	2012	2011

Balance, beginning of year	$4,706,775	$2,515,800	$1,651,100
Provision charged to non-interest expense	1,770,126	3,175,919	2,118,500
Charge-offs	(4,639,101)	(984,944)	(1,253,800)
Balance, end of year	$1,837,800	$4,706,775	$2,515,800